Note 14 - US Warrants - Schedule of Warrant Information (Details)		12 Months Ended
	Apr. 14, 2025	Dec. 31, 2025 CAD ($)
The 2026 warrants [member]
Statement Line Items [Line Items]
Balance, shares		0
Balance		$ 0
Number of other equity instruments granted in share-based payment arrangement	3,125,000	3,125,000
Issued		$ 1,150,000
Changes in fair value		$ 8,112,000
Exercised, shares		(2,481,786)
Exercised		$ (9,066,000)
Balance, shares		643,214
Balance		$ 196,000
Exercised		9,066,000
Changes in fair value		$ 8,112,000
Pre-funded warrants [member]
Statement Line Items [Line Items]
Balance, shares		0
Balance		$ 0
Number of other equity instruments granted in share-based payment arrangement		31,735,657
Issued		$ 73,309,000
Changes in fair value		$ (36,698,000)
Exercised, shares		(5,330,000)
Exercised		$ 7,302,000
Balance, shares		26,405,657
Balance		$ 29,309,000
Exercised		(7,302,000)
Changes in fair value		$ (36,698,000)
New equity offering warrants [member]
Statement Line Items [Line Items]
Balance, shares		0
Balance		$ 0
Number of other equity instruments granted in share-based payment arrangement		46,000,000
Issued		$ 18,597
Changes in fair value		$ (46,006,000)
Balance, shares		101,041,712
Balance		$ 52,153,000
Change in fair value, shares		0
Changes in fair value		$ (46,006,000)
New equity offering warrants [member] | Equity exchange [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		55,041,712
Issued		$ 79,562
The 2028 warrants [member]
Statement Line Items [Line Items]
Balance, shares		2,699,014
Balance		$ 1,582,000
Changes in fair value		$ 182,000
Balance, shares		0
Balance		$ 0
Changes in fair value		$ 182,000
Cancelled, shares		(2,699,014)
Cancelled		$ (1,764,000)